Related Party Transactions (Q3) (Details) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2023 USD ($) installment	Mar. 16, 2023 USD ($)	Jun. 16, 2021 USD ($)
Related Party Transaction [Line Items]
Accounts receivable, net	$ 7,907		$ 17,438	$ 7,907		$ 11,158	$ 17,438	$ 7,907
Related Party
Related Party Transaction [Line Items]
Number of installments | installment									12
Interest rate									5.00%
Interest rate if defaulted	10.00%			10.00%				10.00%
Accounts receivable, net	$ 400			$ 400		700		$ 400
Interest income	100	$ 100		100	$ 100	100
Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Accounts receivable, net	300			300		400		300
Related Party | Other Assets
Related Party Transaction [Line Items]
Accounts receivable, net	100		1,100	100		300	1,100	$ 100		$ 1,100
Silver Spike Sponsor
Related Party Transaction [Line Items]
Interest rate										5.00%
Interest rate if defaulted										10.00%
Silver Spike Sponsor | Silver Spike
Related Party Transaction [Line Items]
Transaction expenses									$ 1,100		$ 1,100
Sublease Agreement
Related Party Transaction [Line Items]
Income on the sublease			$ 69
Sublease income, net						700	$ 400
Sublease Agreement | Related Party
Related Party Transaction [Line Items]
Rent abatement period								4 months
Income on the sublease								$ 69
Sublease income, net	200	$ 200		500	$ 500
Sublease Agreement | Related Party | Other Current Assets
Related Party Transaction [Line Items]
Rents received, related party	$ 200			$ 200		$ 700		$ 200